Annual Fund Operating Expenses - PIMCO Government Money Market Fund	Dec. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
I-2
Operating Expenses:
Management Fees	0.28%
Total Annual Fund Operating Expenses	0.28%	[1]
M
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
Administrative
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
A
Operating Expenses:
Management Fees	0.33%
Total Annual Fund Operating Expenses	0.33%	[1]
C
Operating Expenses:
Management Fees	0.33%
Total Annual Fund Operating Expenses	0.33%	[1]

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.